ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2020
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

1.   ORGANIZATION AND NATURE OF OPERATIONS

Dada Nexus Limited (the "Company") was incorporated under the laws of the Cayman Islands on July 8, 2014. The Company through its wholly-owned subsidiaries, variable interest entity ("VIE") and VIE’s subsidiaries (collectively, the "Group") primarily provides delivery service and marketplace service to its customers through its mobile platforms, websites and mini programs. The Group’s principal operations and geographic markets are in the People’s Republic of China ("PRC").  In June 2020, the Company completed its Initial Public Offering and is listed on the Nasdaq Global Select Market under the symbol “DADA".

As of December 31, 2020, the Company’s major subsidiaries and consolidated VIE are as follows:

			Percentage
			of direct
			or indirect
	Place of	Date of incorporation /	economic
Name of Company	incorporation	Acquisition	ownership	Principal activities
Subsidiaries
Dada Group (HK) Limited ("Dada HK")	Hong Kong	July 24, 2014	100%	Investment holding
Dada Glory Network Technology (Shanghai) Co., Ltd. ("Dada Glory")	PRC	November 7, 2014	100%	Providing services in connection with on-demand delivery platform ("Dada Now")
Shanghai JD Daojia Yuanxin Information Technology Co., Ltd. ("Shanghai JDDJ")	PRC	April 26, 2016	100%	Providing services in connection with on-demand retail platform ("JDDJ")
VIE
Shanghai Qusheng Internet Technology Co. Ltd. ("Shanghai Qusheng")	PRC	July 2, 2014	100%	Holding value-added telecommunications services license of Dada Now and maintaining Dada Now website
VIE's Subsidiary
Shanghai JD Daojia Youheng E-Commerce Information Technology Co., Ltd. ("JDDJ Youheng")	PRC	December 3, 2015	100%	Holding value-added telecommunications services license of JDDJ and maintaining JDDJ website